Morgan, Lewis & Bockius LLP
One Federal Street
Boston, Massachusetts 02110
August 4, 2022
VIA ELECTRONIC TRANSMISSION
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549
Re: Pioneer Series Trust IV
Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A
(File Nos. 333-126384 and 811-21781)
Ladies and Gentlemen:
On behalf of Pioneer Series Trust IV, a Delaware statutory trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 40 to the Registration Statement for the Trust (the “Amendment”) on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 42 under the Investment Company Act of 1940, as amended.
The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act, for the sole purpose of establishing a new series of the Trust, Amundi Climate Transition Core Bond Fund (the “Fund”). The Fund currently intends to offer Class A, Class C, Class K and Class Y shares. The Amendment is to be effective 75 days after the filing.
Please contact the undersigned at (617) 951-8458 or Toby R. Serkin at (617) 951-8760 with any questions or comments relating to the filing.
Very truly yours,
/s/ Jeremy B. Kantrowitz

Jeremy B. Kantrowitz
cc:
Christopher J. Kelley, Esq.
Toby R. Serkin, Esq.